Schedule I Parent-only Financial Statements - Condensed Balance Sheets (Parenthetical) (Detail) (USD $)	Jun. 27, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine Equity, par value		$ 0.001	$ 0.001
Mezzanine Equity, shares authorized		49,000	49,000
Mezzanine Equity, shares issued		0	35,000
Mezzanine Equity, shares outstanding		0	35,000
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000	1,000	1,000
Common Stock, shares issued	1,000	1,000	1,000
Common stock, shares outstanding	1,000	1,000	1,000
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine Equity, par value		$ 0.001	$ 0.001
Mezzanine Equity, shares authorized		49,000	49,000
Mezzanine Equity, shares issued		0	35,000
Mezzanine Equity, shares outstanding		0	35,000
Common Stock, par value		$ 0.001	$ 0.001
Common stock, shares authorized		1,000	1,000
Common Stock, shares issued		1,000	1,000
Common stock, shares outstanding		1,000	1,000